INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

19.INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

Ireland

ChinaCache Ireland limited was registered in Mahon, Cork, Ireland in 2013.  The entity is subject to Ireland Income Tax (12.5%).

United States of America

ChinaCache North America, Inc. and CCAL was registered in California, United States of America in 2007 and 2016 respectively.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America.

United Kingdom

ChinaCache Networks (UK) Limited was registered in England and Wales, United Kingdom in 2016. The entity is subject to United Kingdom Tax (20%).

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. ChinaCache Beijing qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2013 to 2015. ChinaCache Beijing reapplied the HNTE status in 2016 and received official approval as the HNTE in December 2016. Thus, the company has qualification to apply a preferential tax rate of 15% in deferred tax computation.

Beijing Blue IT has applied for renewal of HNTE status from 2015 to 2018 and received official approval as High and New Technology Enterprise in July 2015, and therefore is eligible for a preferential tax rate of 15% effective from 2015 to 2018 if it continues to qualify on an annual basis.

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions but whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2016, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2016, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. Based on the assessment of facts and circumstances available at December 31, 2016, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Company will continue to monitor its tax status.

Loss before income tax expense consists of:

	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	8,533	(2,302)	(39,075)	(5,628)
PRC	(18,471)	(109,047)	(870,949)	(125,443)

	(9,938)	(111,349)	(910,024)	(131,071)

The income tax expense (benefit) comprises:

	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Current	11,837	2,665	1,104	159
Deferred	(14,934)	(25,279)	3,125	450

	(3,097)	(22,614)	4,229	609

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax (benefit) expense for the years ended December 31, 2014, 2015 and 2016, is as follows:

	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(9,938)	(111,349)	(910,024)	(131,071)

Income tax computed at PRC statutory tax rate of 25%	(2,485)	(27,838)	(227,506)	(32,768)
Preferential tax rates	2,192	3,335	68,787	9,907
International rate differences	2,169	(1,745)	(361)	(51)
Additional 50% tax deduction for qualified research and development expenses	(10,861)	(9,531)	(9,915)	(1,428)
Non-deductible expenses	8,629	18,564	25,611	3,688
Effect of changes in tax rates on deferred taxes	(5,575)	(1,406)	2,203	317
Changes in unrecognized tax benefits	616	(1,939)	(1,316)	(190)
Changes in the valuation allowance	1,980	(1,949)	146,726	21,134
Other permanent difference	238	(105)	—	—

Income tax expense (benefit)	(3,097)	(22,614)	4,229	609

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2015	2016
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	8,392	9,349	1,347
- Deferred government grant	2,454	1,950	281
- Accruals	7,077	6,764	974
Less: valuation allowance	—	(18,063)	(2,602)

Net current deferred tax assets	17,923	—	—

Non-current:
- Tax losses	8,112	55,122	7,938
- Property and equipment	2,093	2,451	353
- Deferred government grant	1,266	1,681	242
- Intangible assets	322	615	89
- Long-term investment impairment	—	900	130
- Impairment loss for long-lived assets	—	68,318	9,840
Less: valuation allowance	(425)	(129,087)	(18,592)

Net non-current deferred tax assets	11,368	—	—

Total Deferred tax assets	29,291	—	—

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future years.

As of December 31, 2016, the Company has net operating tax losses carried forward from its PRC subsidiaries, as per filed tax returns, of RMB66,445,090 (US$9,570,000), which will expire between 2017 and 2021.

As of December 31, 2016, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2015 and 2016, the Company recorded an unrecognized tax benefit of RMB22,978,000 and RMB21,558,000 (US$ 3,105,000), respectively, of which RMB6,828,000 and RMB6,725,000 (US$968,000), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets.  The unrecognized tax benefit is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2015 and 2016, all of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded penalty of RMB99,000, RMB2,206,000 and reversal of penalty of RMB658,000 (US$95,000) and interest expense of RMB2,031,000, RMB1,619,000 and RMB868,000 (US$125,000) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the Company’s tax years ended December 31, 2006 through 2016 remain open for statutory examination by tax authorities.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Balance—beginning	24,917	18,165	2,616
Increase based on tax positions related to the current year	321	—	—
Decrease of tax positions related to prior year	(2,260)	(1,420)	(205)
Reclassified as liabilities held for sale (Note 9)	(4,813)	—	—

Balance—ending	18,165	16,745	2,411